Taxes - Schedule of Reconciles the PRC Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles the PRC Statutory Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Additional deduction of research and development expenses	6.70%	2.90%	(8.20%)
Non-deductible expenses	(21.20%)	(24.30%)	1.20%
Effect of PRC preferential tax rate	2.80%	1.90%	(3.20%)
Adjustments in respect of current income tax of previous years	(3.00%)	1.30%
Effect of different tax rates in the different tax jurisdictions	(12.60%)	(8.20%)	3.90%
Effective tax rate	(2.30%)	(1.40%)	18.70%